Other Financial Assets and Liabilities - Summary of Hedging instruments (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Contract amount	₩ 2,904,327	₩ 2,771,700
Assets	99,453	7,684
Liabilities	18,126	127,929
Changes in fair value to calculate the ineffective portion of hedges	197,369	(154,528)
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	2,016,350	1,768,912
Contract amount	2,322,085	2,037,568
Assets	93,948	2,111
Liabilities	77	100,623
Changes in fair value to calculate the ineffective portion of hedges	186,130	(136,852)
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	30,000,000	46,000,000
Contract amount	326,751	488,924
Assets	0	5,573
Liabilities	18,049	13,839
Changes in fair value to calculate the ineffective portion of hedges	(7,199)	(4,065)
SGD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	284,000	284,000
Contract amount	245,208	245,208
Assets	5,431	0
Liabilities	0	13,467
Changes in fair value to calculate the ineffective portion of hedges	18,387	₩ (13,611)
EUR
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	7,700
Contract amount	10,283
Assets	74
Liabilities	0
Changes in fair value to calculate the ineffective portion of hedges	₩ 51